Segment Reporting - Schedule of Segment Information (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total revenues	$ 191,602	$ 185,574	$ 198,938	$ 194,255	$ 176,110	$ 178,946	$ 161,578	$ 149,739	$ 95,589	$ 754,877	$ 585,852	$ 320,747
Total income from operations	9,714	9,309	$ 8,137	$ 17,478	8,189	16,613	$ 4,412	$ 9,251	$ (2,657)	43,113	27,619	5,477
Total property, plant and equipment, net	103,486	91,166				67,732				91,166	67,732
Total depreciation and amortization										12,897	11,416	7,441
Total capital expenditures	16,922				10,888					30,507	26,361	18,924
Total assets	477,941	437,206				329,920				437,206	329,920
U.S. Segment [Member]
Segment Reporting Information [Line Items]
Total revenues	46,540				51,761					190,092	149,614	145,691
Total income from operations	(10,111)				(661)					(25,099)	(13,405)	(1,199)
Total property, plant and equipment, net	17,450	16,740				13,805				16,740	13,805
Total depreciation and amortization										3,336	3,477	3,342
Total capital expenditures										4,056	5,379	808
Total assets		115,213				116,893				115,213	116,893
Asia Segment [Member]
Segment Reporting Information [Line Items]
Total revenues	66,732				64,352					301,893	206,779	79,325
Total income from operations	14,704				15,542					64,393	34,998	14,771
Total property, plant and equipment, net	27,462	26,341				29,957				26,341	29,957
Total depreciation and amortization										4,534	4,181	1,899
Total capital expenditures										3,287	15,632	8,903
Total assets		172,315				92,804				172,315	92,804
Mexico Segment [Member]
Segment Reporting Information [Line Items]
Total revenues	46,931				25,540					129,756	97,912	28,725
Total income from operations	1,947				967					9,546	7,531	(6,567)
Total property, plant and equipment, net	35,634	24,842				12,600				24,842	12,600
Total depreciation and amortization										2,328	1,533	517
Total capital expenditures										5,565	2,897	4,424
Total assets		68,231				48,002				68,231	48,002
EMEA Segment [Member]
Segment Reporting Information [Line Items]
Total revenues	31,399				34,457					133,136	131,547	67,006
Total income from operations	3,174				(7,659)					(5,727)	(1,505)	(1,528)
Total property, plant and equipment, net	22,940	23,243				11,370				23,243	11,370
Total depreciation and amortization										2,699	2,225	1,683
Total capital expenditures										17,599	2,453	4,789
Total assets		$ 81,447				$ 72,221				81,447	72,221
U.S. [Member]
Segment Reporting Information [Line Items]
Total revenues	46,540				51,761					190,092	149,614	145,691
China [Member]
Segment Reporting Information [Line Items]
Total revenues	66,732				64,352					301,893	206,779	79,325
Mexico [Member]
Segment Reporting Information [Line Items]
Total revenues	46,931				25,540					129,756	97,912	28,725
Turkey [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 31,399				$ 34,457					$ 133,136	$ 131,547	$ 67,006